Subsidiaries (Narrative) (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 28, 2021 EUR (€)	Feb. 28, 2021 USD ($)
Disclosure of subsidiaries [line items]
Impairment loss on intangible asset	$ 14,367	$ 0	$ 0
Impairment loss on fixed asset	1,210	$ 0	$ 0
Impairment loss	$ 15,577
Peace Of Meat BV [Member]
Disclosure of subsidiaries [line items]
Total consideration subject to achievement of all milestones				€ 16.3	$ 19,943